Emerging Markets Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least  $25,000, in the aggregate, in Classes A and C of the Van Eck Funds. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section of the Fund’s prospectus and in the “Availability of Discounts” and “Breakpoint Linkage Rules for Discounts” sections of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Emerging Markets Fund	Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Emerging Markets Fund		Class A	Class C	Class I	Class Y
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.74%	0.86%	1.48%	0.98%
Total Annual Fund Operating Expenses		1.74%	2.61%	2.23%	1.73%
Fees/Expenses Waived or Reimbursed	[1]	none	(0.11%)	(0.98%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.74%	2.50%	1.25%	1.70%
[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 1.95% for Class A, 2.50% for Class C, 1.25% for Class I, and 1.70% for Class Y of the Fund's average daily net assets per year until May 1, 2012. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	742	1,091	1,464	2,509
Class C	353	801	1,375	2,936
Class I	127	603	1,105	2,488
Class Y	173	542	936	2,038

Held
Expense Example, No Redemption Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	742	1,091	1,464	2,509
Class C	253	801	1,375	2,936
Class I	127	603	1,105	2,488
Class Y	173	542	936	2,038

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies that are organized in, maintain at least 50% of their assets in, or derive at least 50% of their revenues from, emerging market countries. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy. The Fund is considered to be “non-diversified” which means that it may invest in fewer securities than a “diversified” fund.

Utilizing qualitative and quantitative measures, the Fund’s portfolio manager selects companies that have growth potential, specifically focusing on small- to mid- capitalization companies. Candidates for the Fund’s portfolio are ranked based on their relative desirability based on a wide range of financial criteria and are regularly reviewed to ensure that they continue to meet the ranking and desirability criteria.

The Fund’s holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) that invest in emerging countries, and American Depositary Receipts, and similar types of investments, representing emerging markets securities.

The Fund may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure.

The Fund may invest up to 20% of its net assets in securities issued by other investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in money market funds, but these investments are not subject to this limitation. The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions and over the counter instruments may be illiquid.

Direct Investments. Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Emerging Markets Securities. Emerging markets securities typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade.

Foreign Currency Transactions. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. These fluctuations can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself.

Foreign Securities. Foreign investments are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

Investments in Other Investment Companies. A Fund’s investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Market. Market risk refers to the risk that the market prices of securities that a Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities tend to have greater price volatility than debt securities.

Non-Diversification. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Small- and Medium-Capitalization Companies. Securities of small- and medium-sized companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. The stocks of small- and medium-sized companies may have returns that vary, sometimes significantly, from the overall stock market.

PERFORMANCE

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures. For instance, the Morgan Stanley Capital International (MSCI) Emerging Markets Index, calculated with dividends reinvested, captures 60% of the publicly traded equities in each industry for approximately 25 emerging markets. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Updated performance information for the Fund is available on the Van Eck website at vaneck.com.

CLASS A: Annual Total Returns (%) as of 12/31

Best Quarter:	+59.06%	2Q ’09
Worst Quarter:	-38.59%	4Q ’08

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns Emerging Markets Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A		20.83%	9.85%	9.02%		Dec 20, 1993
Class A After Taxes on Distributions	[1]	20.72%	8.46%	7.91%
Class A After Taxes on Distributions and Sales	[1]	13.54%	7.98%	7.48%
Class C		26.16%	10.36%		15.71%	Oct 3, 2003
Class I		28.75%			(2.72%)	Dec 31, 2007
Class Y					21.48%	May 1, 2010
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)		19.20%	13.10%	16.21%
[1]	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after tax-returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or Investment Retirement Account.

Global Hard Assets Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Global Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least  $25,000, in the aggregate, in Classes A and C of the Van Eck Funds. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section of the Fund’s prospectus and in the “Availability of Discounts” and “Breakpoint Linkage Rules for Discounts” sections of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Global Hard Assets Fund	Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Global Hard Assets Fund		Class A	Class C	Class I	Class Y
Management Fees		0.98%	0.98%	0.98%	0.98%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.19%	0.17%	0.06%	0.11%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.43%	2.16%	1.05%	1.10%
Fees/Expenses Waived or Reimbursed	[1]	(0.04%)	none	(0.04%)	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.39%	2.16%	1.01%	1.10%
[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 1.38% for Class A, 2.20% for Class C, 1.00% for Class I, and 1.13% for Class Y of the Fund's average daily net assets per year until May 1, 2012. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example Global Hard Assets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	708	998	1,308	2,186
Class C	319	676	1,159	2,493
Class I	103	330	575	1,279
Class Y	112	350	606	1,340

Held
Expense Example, No Redemption Global Hard Assets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	708	998	1,308	2,186
Class C	219	676	1,159	2,493
Class I	103	330	575	1,279
Class Y	112	350	606	1,340

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its net assets in securities of “hard asset” companies and instruments that derive their value from “hard assets”. Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a company that derives, directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets. The Fund concentrates its investments in the securities of hard assets companies and instruments that derive their value from hard assets. The Fund is considered to be “non-diversified” which means that it may invest in fewer securities than a “diversified” fund.

The Fund may invest without limitation in any one hard asset sector and is not required to invest any portion of its assets in any one hard asset sector. The Fund may invest in securities of companies located anywhere in the world, including the U.S. Under ordinary circumstances, the Fund will invest in securities of issuers from a number of different countries, and may invest any amount of its assets in emerging markets. The Fund may invest in securities of companies of any capitalization range. Utilizing qualitative and quantitative measures, the Fund’s investment management team selects equity securities of companies that it believes represent value opportunities and/or that have growth potential. Candidates for the Fund’s portfolio are evaluated based on their relative desirability using a wide range of criteria and are regularly reviewed to ensure that they continue to offer absolute and relative desirability.

The Fund may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure to hard assets, hard asset companies and other assets. The Fund may enter into foreign currency transactions to attempt to moderate the effect of currency fluctuations. The Fund may write covered call options on portfolio securities to the extent that the value of all securities with respect to which covered calls are written does not exceed 10% of the Fund’s net asset value. The Fund may also invest up to 20% of its net assets in securities issued by other investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in money market funds, but these investments are not subject to this limitation. The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

Commodities and Commodity-Linked Derivatives. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject a Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions and over the counter instruments may be illiquid.

Direct Investments. Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Emerging Markets Securities. Emerging markets securities typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade.

Foreign Currency Transactions. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. These fluctuations can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself.

Foreign Securities. Foreign investments are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

Hard Assets Sectors. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Fund may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the hard assets sectors (such as the energy, metals and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

Investments in Other Investment Companies. A Fund’s investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Market. Market risk refers to the risk that the market prices of securities that a Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities tend to have greater price volatility than debt securities.

Non-Diversification. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Small- and Medium-Capitalization Companies. Securities of small- and medium-sized companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. The stocks of small- and medium-sized companies may have returns that vary, sometimes significantly, from the overall stock market.

PERFORMANCE

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures. For instance, the S&P North American Natural Resources Sector Index includes mining, energy, paper and forest products, and plantation-owning companies. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Updated performance information for the Fund is available on the Van Eck website at vaneck.com.

CLASS A: Annual Total Returns (%) as of 12/31

Best Quarter:	+24.25%	3Q ’05
Worst Quarter:	-35.78%	3Q ’08

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns Global Hard Assets Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A		21.04%	12.33%	16.35%		Nov 2, 1994
Class A After Taxes on Distributions	[1]	20.86%	11.44%	15.89%
Class A After Taxes on Distributions and Sales	[1]	13.67%	10.42%	14.69%
Class C		26.44%	12.81%	16.17%		Nov 2, 1994
Class I		28.93%			10.27%	May 1, 2006
Class Y					20.47%	May 1, 2010
S&P��North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)		23.88%	8.98%	9.94%
S&P��500 Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
[1]	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after tax-returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or Investment Retirement Account.

International Investors Gold Fund
RISK/RETURN
INVESTMENT OBJECTIVE

The International Investors Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least  $25,000, in the aggregate, in Classes A and C of the Van Eck Funds. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section of the Fund’s prospectus and in the “Availability of Discounts” and “Breakpoint Linkage Rules for Discounts” sections of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees International Investors Gold Fund	Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Investors Gold Fund	Class A	Class C	Class I	Class Y
Management Fees	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	none	none
Other Expenses	0.36%	0.31%	0.37%	0.47%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.25%	1.95%	1.01%	1.11%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example International Investors Gold Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	949	1,222	1,999
Class C	298	612	1,052	2,275
Class I	103	322	558	1,236
Class Y	113	353	612	1,352

Held
Expense Example, No Redemption International Investors Gold Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	949	1,222	1,999
Class C	198	612	1,052	2,275
Class I	103	322	558	1,236
Class Y	113	353	612	1,352

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies principally engaged in gold-related activities, instruments that derive their value from gold, gold coins and bullion. A company principally engaged in gold-related activities is one that derives at least 50% of its revenues from gold-related activities, including the exploration, mining or processing of or dealing in gold. The Fund concentrates its investments in the gold-mining industry and therefore invests 25% or more of its total assets in such industry. The Fund is considered to be “non-diversified” which means that it may invest in fewer securities than a “diversified” fund.

The Fund invests in securities of companies with economic ties to countries throughout the world, including the U.S. Under ordinary circumstances, the Fund will invest in securities of issuers from a number of different countries. The Fund may invest in securities of companies of any capitalization range. The Fund primarily invests in companies that the portfolio manager believes represent value opportunities and/or that have growth potential within their market niche, through their ability to increase production capacity at reasonable cost or make gold discoveries around the world. The portfolio manager utilizes both a macro-economic examination of gold market themes and a fundamental analysis of prospective companies in the search for value and growth opportunities.

The Fund may invest up to 12.5% of its net assets, as of the date of the investment, in gold and silver coins, as well as gold, silver, platinum and palladium bullion. The Fund’s investments in coins and bullion will not earn income, and the sole source of return to the Fund from these investments will be from gains or losses realized on the sale of such investments.

The Fund may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure. The Fund may invest up to 20% of its net assets in securities issued by other investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in money market funds, but these investments are not subject to this limitation. The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

Commodities and Commodity-Linked Derivatives. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject a Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Concentration in Gold-Mining Industry. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Fund may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry. Fluctuations in the price of gold often dramatically affect the profitability of companies in the gold industry.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions and over the counter instruments may be illiquid.

Direct Investments. Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Emerging Markets Securities. Emerging markets securities typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade.

Foreign Currency Transactions. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. These fluctuations can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself.

Foreign Securities. Foreign investments are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

Investments in Other Investment Companies. A Fund’s investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Market. Market risk refers to the risk that the market prices of securities that a Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities tend to have greater price volatility than debt securities.

Non-Diversification. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Small- and Medium-Capitalization Companies. Securities of small- and medium-sized companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. The stocks of small- and medium-sized companies may have returns that vary, sometimes significantly, from the overall stock market.

PERFORMANCE

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures. For instance, the NYSE Arca Gold Miners (GDM) Index is a modified market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold. The GDM Index has only been calculated in real time by an independent calculation agent since October 7, 2004. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. During the 12-month period ended December 31, 2008, the performance of the Class I shares of the Fund was materially affected by significant redemptions of Class I shares during that period. Updated performance information for the Fund is available on the Van Eck website at vaneck.com.

CLASS A: Annual Total Returns (%) as of 12/31

Best Quarter:	+44.96%	1Q ’02
Worst Quarter:	-31.82%	3Q ’08

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns International Investors Gold Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A		42.34%	25.08%	28.95%		Feb 10, 1956
Class A After Taxes on Distributions	[1]	37.13%	22.07%	26.26%
Class A After Taxes on Distributions and Sales	[1]	28.94%	20.56%	25.07%
Class C		48.89%	25.65%		24.35%	Oct 3, 2003
Class I		51.47%			29.98%	Oct 2, 2006
Class Y					32.59%	May 1, 2010
NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)		34.75%	14.65%
S&P�� 500 Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
[1]	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after tax-returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or Investment Retirement Account.

Multi-Manager Alternatives Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Multi-Manager Alternatives Fund seeks to achieve consistent absolute (positive) returns in various market cycles.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least  $25,000, in the aggregate, in Classes A and C of the Van Eck Funds. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section of the Fund’s prospectus and in the “Availability of Discounts” and “Breakpoint Linkage Rules for Discounts” sections of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Multi-Manager Alternatives Fund	Class A	Class I	Class Y
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Multi-Manager Alternatives Fund		Class A	Class I	Class Y
Management Fees		1.32%	1.32%	1.32%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Dividends on Securities Sold Short		0.27%	0.27%	0.30%
Remainder of Other Expenses		0.75%	0.76%	0.66%
Acquired Fund Fees and Expenses		0.78%	0.78%	0.78%
Total Annual Fund Operating Expenses		3.37%	3.13%	3.06%
Fees/Expenses Waived or Reimbursed	[1]	none	(0.13%)	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		3.37%	3.00%	3.06%
[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 2.40% for Class A, 1.95% for Class I, and 2.00% for Class Y of the Fund's average daily net assets per year until May 1, 2012. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example Multi-Manager Alternatives Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	340	1,036	1,755	3,658
Class I	303	954	1,629	3,430
Class Y	309	945	1,606	3,374

Held
Expense Example, No Redemption Multi-Manager Alternatives Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	340	1,036	1,755	3,658
Class I	303	954	1,629	3,430
Class Y	309	945	1,606	3,374

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 275% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by allocating its assets among (i) investment sub-advisers (the “Sub-Advisers”, also referred to as “managers”) with experience in managing alternative or non-traditional investment strategies, and (ii) affiliated and unaffiliated funds, including open end and closed end funds and exchange-traded funds (“ETFs”), which employ a variety of investment strategies (collectively, the “Underlying Funds”). The Fund is considered to be “non-diversified” which means that it may invest in fewer securities than a “diversified” fund.

The main strategies that may be employed by the Sub-Advisers and the Underlying Funds include:

DIRECTIONAL AND TACTICAL STRATEGIES

Directional and tactical strategies seek to exploit broad market trends in equities, interest rates or commodity prices. These strategies may include:

Long/Short Equity: A long/short strategy seeks to invest in securities believed to be undervalued or offer high growth opportunities while also attempting to reduce overall market risk or take advantage of an anticipated decline in the price of an overvalued company or index by using short sales or options on common stocks or indexes to hedge risk. This strategy may also use derivatives, including options, financial futures and options on futures. Long and short positions may not be invested in equal dollars and, as such, may not seek to neutralize general market risks.

Long-Only: A long-only strategy seeks to invest in stocks that are believed to have appreciation potential. This strategy may concentrate in certain markets, industries or geographical areas. This strategy is primarily managed for absolute return and to assess risk and opportunity on an absolute, not an index-relative basis.

Short-Only: A short-only strategy seeks to identify securities that are expected to depreciate in value. In a short sale, the Fund borrows an equity security from a broker, and then sells it. If the value of the security goes down, the Fund can buy it back in the market and return it to the broker, making a profit. This strategy may be employed to hedge or offset long-only equity strategies of similar size in assets and volatility.

Long/Short Credit & Fixed Income: A long/short credit strategy combines long and short positions in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including high yield (junk bonds) and Treasury Inflation-Protected Securities (“TIPS”), ETFs and emerging market debt. This strategy may invest in mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and other mortgage related securities. The strategy may focus on short positions by utilizing instruments to anticipate the decline in the price of an overvalued security or type of security. Such hedging instruments could include individual bonds or related stocks, futures contracts or other instruments.

Global Macro and Emerging Markets: A global macro and emerging markets strategy seek to profit from directional changes in currencies, stock markets, commodity prices and market volatility. This strategy may utilize positions held through individual securities, ETFs, derivative contracts, swaps or other financial instruments linked to major market, sector or country indices, fixed income securities, currencies and commodities. This strategy may invest in a limited number of securities, issuers, industries or countries which may result in higher volatility.

Managed Futures: A managed futures strategy seeks to preserve capital through capturing opportunities in various futures markets. This strategy typically includes long positions in the futures that are showing strong upward momentum and short positions in the futures that are in a downward trend. This strategy may provide different exposures to many markets and thus offer low correlations with traditional stock and bond markets.

EVENT-DRIVEN STRATEGIES

Event-driven strategies seek to benefit from price movements caused by anticipated corporate events, such as mergers, acquisitions, spin-offs or other special situations. These strategies may include:

Distressed Securities: Investing in the securities of issuers in financial distress based upon the expectations of the manager as to whether a turnaround may materialize.

Special Situations: Investing in the securities of issuers based upon the expectations of the manager as to whether the price of such securities may change in the short term due to a special situation, such as a stock buy-back, spin-off, bond upgrade or a positive earnings report.

Merger Arbitrage: Seeking to exploit price differentials in the shares of companies that are involved in announced corporate events, such as mergers, by assessing the likelihood that such events will be consummated as proposed.

ARBITRAGE STRATEGIES

Arbitrage strategies seek to exploit price differences in identical, related or similar securities on different markets or in different forms so as to minimize overall market risk. These strategies may include:

Fixed Income or Interest Rate Arbitrage: Buying and shorting different debt securities and/or futures contracts, including interest rate swap arbitrage, U.S. and non-U.S. bond arbitrage.

Convertible Arbitrage: Seeking to exploit price differentials in the convertible bond markets by buying the convertible bond, and shorting the common stock, of the same company.

Pairs Trading: Certain securities, often competitors in the same sector, are sometimes correlated in their day-to-day price movements. If the performance link breaks down, i.e., one stock trades up while the other traded down, a manager may sell the outperforming stock and buy the underperforming one, based on the assumption that the “spread” between the two would eventually converge. This may help to hedge against market and sector risk.

Equity Market Neutral: A market neutral strategy combines long and short equity positions to seek to keep its exposure to overall market risk very low. Such strategies take long positions in those securities believed to have attractive appreciation potential and short positions in those securities believed to have depreciation potential. This strategy is typically constructed to attempt to be beta-neutral and attempts to control one or more industry, sector, market capitalization or other potential market bias exposure.

ALLOCATION OF FUND ASSETS

The Adviser determines the allocation of the Fund’s assets among the various Sub-Advisers and Underlying Funds. In selecting and weighting investment options, the Adviser seeks to identify Sub-Advisers and Underlying Funds which, based on their investment styles and historical performance, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. This is referred to as “low correlation.” The degree of correlation of any given investment strategy of a Sub-Adviser or an Underlying Fund will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors, and some Sub-Advisers and Underlying Funds will have a greater degree of correlation with each other and with the market than others.

By allocating its assets among a number of investment options, the Fund seeks to achieve diversification, less risk and lower volatility than if the Fund utilized a single manager or a single strategy approach. The Fund is not required to invest with any minimum number of Sub-Advisers or Underlying Funds, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser, investment strategy or market sector. The Adviser may change the allocation of the Fund’s assets among the available investment options, and may add or remove Sub-Advisers, at any time. For a variety of reasons, including capacity and regulatory limitations, not all the Sub-Advisers may be available to the Fund if it chooses to use them in the future.

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement.

The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without seeking shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new Sub-Adviser within 90 days of the hiring of the new Sub-Adviser.

Currently, the Adviser has entered into sub-advisory agreements with the following six Sub-Advisers with respect to the Fund. Below is a description of each Sub-Adviser’s investment style. The Fund may select a variation of these strategies or another strategy offered by the Sub-Advisers.

■	Dix Hills Partners, LLC employs a long/short fixed income strategy focusing on Treasury bonds of various maturities.

■	Lazard Asset Management LLC employs a global asset allocation strategy.

■	Martingale Asset Management, L.P. employs a long/short equity strategy.

■	Medley Credit Strategies, LLC employs a fundamental long/short fixed income strategy.

■	PanAgora Asset Management, Inc. employs a quantitative fixed income long/short strategy.

■	Primary Funds, LLC employs a long/short low volatility equity strategy.

As of the date of this Prospectus, the Fund’s assets which have been allocated to Sub-Advisers are allocated among, Dix Hills Partners, LLC, Medley Credit Strategies, LLC and Primary Funds, LLC.

Each Underlying Fund invests its assets in accordance with its investment strategy. The Fund may invest in Underlying Funds in excess of the limitations under the Investment Company Act of 1940, as amended (the “1940 Act”), pursuant to either an exemptive order obtained by the Fund and the Adviser from the SEC or an exemptive order obtained by an Underlying Fund from the SEC and consistent with the conditions specified in such order.

Investments in the securities of Underlying Funds involve duplication of advisory fees and certain other expenses. By investing in an Underlying Fund, the Fund becomes a shareholder of that Underlying Fund. As a result, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Underlying Fund, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. To minimize the duplication of fees, the Adviser has agreed to waive the management fee it charges to the Fund by any amount it collects as a management fee from an Underlying Fund managed by the Adviser, as a result of an investment of the Fund’s assets in such Underlying Fund.

In addition to Sub-Advisers and Underlying Funds, the Fund may invest indirectly in strategies or managers through securities, funds, notes, certificates, options, swaps or other derivative instruments, including instruments indexed to baskets of underlying funds.

The Fund’s assets will be primarily invested in common stock, convertible or non-convertible preferred stock, and fixed-income securities of U.S. and foreign governments, semi-government, their agencies and instrumentalities, non-governmental organizations, supra-national organizations and companies, including those in or that have operations in emerging markets.

The Fund may invest in foreign securities, depositary receipts and shares relating to foreign securities. The Fund may also invest in rights, warrants, forward, futures and options contracts and other derivative securities; and enter into equity, interest rate, index and currency rate swap agreements.

In addition, the Fund may invest in funds that seek to track investable hedge fund indices; directly and indirectly in commodities; make direct investments in equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; and invest in securities of companies in initial public offerings.

A portion of the Fund’s assets may be invested in cash, cash equivalents, or in money market funds.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

The Fund uses one or more investment strategies in seeking its investment objective. Such strategies may involve investing in a variety of different instruments and using certain techniques that are subject to the risks set forth below.

Arbitrage Trading. The underlying relationships between securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses.

Below Investment Grade Securities. Below investment grade securities (sometimes referred to as “junk bonds”) are more speculative than higher-rated securities. These securities have a much greater risk of default and may be more volatile than higher-rated securities of similar maturity. These securities may be less liquid and more difficult to value than higher-rated securities.

Convertible Securities. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

Debt Securities. Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions and over the counter instruments may be illiquid.

Directional and Tactical Trading. Directional and tactical trading involves the risk that the investment decisions made by the Sub-Adviser in using this strategy may prove to be incorrect, may not produce the returns expected by the Sub-Adviser and may cause the Fund’s shares to lose value.

Emerging Markets Securities. Emerging markets securities typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade.

Event-Driven Trading. Event-driven trading involves the risk that the special situation may not occur as anticipated and that this has a negative impact upon the market price of a stock.

Foreign Securities. Foreign investments are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

Investments in Underlying Funds. The Fund’s investment in an Underlying Fund may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the Underlying Fund’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Market. Market risk refers to the risk that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities tend to have greater price volatility than debt securities.

Mortgage- and Asset-Backed Securities. The value of the Fund’s mortgage- and asset-backed securities may be affected by, among other things, changes in: interest rates, the creditworthiness of the entities that provide credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage- and asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity. In addition, rising or high interest rates tend to extend the duration of mortgage- and asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

Multiple Investment Sub-Advisers. The Sub-Advisers make their trading decisions independently, and, as a result, it is possible that one or more Sub-Advisers may take positions in the same security or purchase/sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses to the Fund. Each Sub-Adviser uses a particular style or set of styles to select investments for the Fund. Those styles may be out of favor or may not produce the best results over the investment time periods.

Non-Diversification. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Preferred Stocks. Unlike interest payments on debt securities, dividend payments on a preferred stock typically must be declared by the issuer’s board of directors. In addition, in the event an issuer of preferred stock experiences economic difficulties, the issuer’s preferred stock may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the preferred stock may be subordinated to other securities of the same issuer.

Repurchase Agreements. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Short Sales. If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses and increase the volatility of returns.

The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

Sub-Adviser Allocation. The success of the Fund’s investment strategy depends on, among other things, both the Adviser’s skill in selecting Sub-Advisers and allocating assets to those Sub-Advisers and on a Sub-Adviser’s skill in executing the relevant strategy and selecting investments for the Fund.

PERFORMANCE

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures. For instance, the HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe and is comprised of eight strategies: convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted in the index based on the distribution of assets in the hedge fund industry. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Updated performance information for the Fund is available on the Van Eck website at vaneck.com.

Class A: Annual Total Returns (%) as of 12/31

Best Quarter:	+2.55%	3Q ’10
Worst Quarter:	-0.66%	2Q ’10

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns Multi-Manager Alternatives Fund		1 Year	Since Inception	Inception Date
Class A		(1.46%)	(0.06%)	Jun 5, 2009
Class A After Taxes on Distributions	[1]	(1.90%)	(0.35%)
Class A After Taxes on Distributions and Sales	[1]	(0.94%)	(0.21%)
Class I		4.89%	4.04%	Jun 5, 2009
Class Y			3.51%	May 1, 2010
HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)		5.19%
S&P�� 500 Index (reflects no deduction for fees, expenses or taxes)		15.06%
[1]	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after tax-returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or Investment Retirement Account.

Van Eck CM Commodity Index Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The CM Commodity Index Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least  $25,000, in the aggregate, in Classes A and C of the Van Eck Funds. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section of the Fund’s prospectus and in the “Availability of Discounts” and “Breakpoint Linkage Rules for Discounts” sections of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Van Eck CM Commodity Index Fund	Class A	Class I	Class Y
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Van Eck CM Commodity Index Fund		Class A	Class I	Class Y
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses	[1]	0.52%	0.23%	0.52%
Total Annual Fund Operating Expenses		1.52%	0.98%	1.27%
Fees/Expenses Waived or Reimbursed	[2]	(0.57%)	(0.33%)	(0.57%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.95%	0.65%	0.70%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 0.95% for Class A, 0.65% for Class I, and 0.70% for Class Y of the Fund's average daily net assets per year until May 1, 2012. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example Van Eck CM Commodity Index Fund (USD $)	1 Year	3 Years
Class A	666	975
Class I	66	279
Class Y	72	346

Held
Expense Example, No Redemption Van Eck CM Commodity Index Fund (USD $)	1 Year	3 Years
Class A	666	975
Class I	66	279
Class Y	72	346

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing in instruments that derive their value from the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index (the “CMCI”), as described below, and in bonds, debt securities and other fixed income instruments (“Fixed Income Instruments”) issued by various U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets, as represented by the CMCI and its constituents. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked derivative is a derivative instrument whose value is linked to the movement of a commodity, commodity index, commodity option or futures contract. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

The CMCI is a rules-based, composite benchmark index diversified across 23 commodities from the following five sectors: energy, precious metals, industrial metals, agriculture and livestock. The CMCI is comprised of futures contracts with maturities ranging from around three months to over three years for each commodity, depending on liquidity. The overall return of the CMCI reflects a combination of (i) the returns on the futures contracts comprising the CMCI; and (ii) the daily fixed-income return that would be earned on a hypothetical portfolio of 91-day U.S. Treasury bills theoretically deposited as margin for the hypothetical positions in the futures contracts comprising the CMCI. The selection and relative weightings of the components of the CMCI are designed to reflect the economic significance and market liquidity of each commodity, as determined based on global economic data, consumption data, commodity futures prices, open interest and volume data. The maturity of each commodity component in the CMCI remains fixed at a predefined time interval at all times by means of a continuous rolling process, in which a weighted percentage of shorter dated contracts for each commodity are swapped for longer dated contracts on a daily basis. The CMCI is rebalanced monthly back to the target weightings of the commodity components of the CMCI and the target weightings of all commodity components are revised twice per year. A more detailed description of the CMCI is contained in Appendix A to the prospectus.

The Fund will seek to track the returns of the CMCI by entering into swap contracts and commodity index-linked notes with one or more counterparties, which contracts and notes will rise and fall in value in response to changes in the value of the CMCI. As of the date of this prospectus, UBS was the only available counterparty with which the Fund may enter into such swap contracts on the CMCI. The Fund may enter into such contracts and notes directly or indirectly through a wholly-owned subsidiary of the Fund (the “Subsidiary”). Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices (such as the CMCI). These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The Fund may also seek to gain exposure to the individual commodity components of the CMCI by investing in futures contracts that comprise the CMCI, either directly or indirectly through the Subsidiary.

For tax reasons, it may be advantageous for the Fund to create and maintain its exposure to the commodity markets, in whole or in part, by investing in the Subsidiary. The Subsidiary has the same investment objective as the Fund and the portfolio of the Subsidiary is managed by the Adviser for the exclusive benefit of the Fund. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments including futures. The Fund may invest up to 25% of its assets in the Subsidiary.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to commodity indices, such as the CMCI, and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over- weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations may be the result of temporary market fluctuations, and under normal circumstances, the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund’s net assets. To the extent the CMCI is concentrated in a particular industry (or one or more commodities that comprise an industry) the Fund will necessarily be concentrated in that industry.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The average duration of the portfolio of Fixed Income Instruments will vary based on interest rates and, under normal market conditions, is not expected to exceed five years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The Fund will invest primarily in securities of the U.S. Government and its agencies and investment grade bonds of private issuers rated Baa or higher or, if unrated, determined by the Adviser to be of comparable quality. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls, repurchase agreements or reverse repurchase agreements). The Fund may also invest, without limitation, in money market funds.

The Adviser may hire and terminate sub-advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without seeking shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new sub-adviser within 90 days of the hiring of the new sub-adviser. Currently, the Adviser has not hired a sub-adviser to assist with the portfolio management of the Fund.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

Commodities and Commodity-Linked Derivatives. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism, natural disasters and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Counterparty. A loss may be sustained as a result of the failure of another party to a contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with a contract’s terms. The Fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and as of the date of this prospectus, UBS was the only available counterparty with which the Fund may enter into such swap contracts on the CMCI. The Fund may invest in commodity- linked structured notes issued by a limited number of issuers that will act as counterparties. The Fund’s use of one or a limited number of counterparties and its investments in commodity-linked structured notes issued by only a limited number of issuers increases the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Debt Securities. Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Derivatives. The use of swap agreements, options, futures contracts and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions and over the counter instruments may be illiquid.

Industry Concentration. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Fund may be susceptible to financial, economic, political or market events, as well as government regulation, impacting a particular industry.

Market. Market risk refers to the risk that the market prices of securities, commodities and related instruments that the Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities and commodities tend to have greater price volatility than debt securities.

Non-Diversification. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Regulatory. Changes in the laws or regulations of the United States or the Cayman Islands could affect the operations of the Fund or the Subsidiary and impair the ability of the Fund to achieve its investment objective. For example, the U.S. Commodity Futures Trading Commission (“CFTC”) recently proposed amendments to existing regulations that, if adopted as proposed, would subject the Fund’s activities involving investments in futures contracts and similar instruments to regulation by the CFTC.

Repurchase and Reverse Repurchase Agreements. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold. A reverse repurchase agreement involves the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Subsidiary. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There is no guarantee that the investment objective of the Subsidiary will be achieved.

Tracking Error. The Fund’s return may not match the return of the CMCI due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions.

PERFORMANCE
The Fund commenced operations on December 31, 2010. Accordingly, the Fund does not have a full calendar year of performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 14, 2011
Registrant Name	dei_EntityRegistrantName	VAN ECK FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000768847
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least  $25,000, in the aggregate, in Classes A and C of the Van Eck Funds. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section of the Fund’s prospectus and in the “Availability of Discounts” and “Breakpoint Linkage Rules for Discounts” sections of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least $25,000, in the aggregate, in Classes A and C of the Van Eck Funds.More information about these and other discounts is available from your financial professional and in the "Shareholder Information" section of the Fund's prospectus and in the "Availability of Discounts" and "Breakpoint Linkage Rules for Discounts" sections of the Fund's Statement of Additional Information ("SAI").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies that are organized in, maintain at least 50% of their assets in, or derive at least 50% of their revenues from, emerging market countries. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy. The Fund is considered to be “non-diversified” which means that it may invest in fewer securities than a “diversified” fund.

Utilizing qualitative and quantitative measures, the Fund’s portfolio manager selects companies that have growth potential, specifically focusing on small- to mid- capitalization companies. Candidates for the Fund’s portfolio are ranked based on their relative desirability based on a wide range of financial criteria and are regularly reviewed to ensure that they continue to meet the ranking and desirability criteria.

The Fund’s holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) that invest in emerging countries, and American Depositary Receipts, and similar types of investments, representing emerging markets securities.

The Fund may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure.

The Fund may invest up to 20% of its net assets in securities issued by other investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in money market funds, but these investments are not subject to this limitation. The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions and over the counter instruments may be illiquid.

Direct Investments. Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Emerging Markets Securities. Emerging markets securities typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade.

Foreign Currency Transactions. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. These fluctuations can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself.

Foreign Securities. Foreign investments are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

Investments in Other Investment Companies. A Fund’s investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Market. Market risk refers to the risk that the market prices of securities that a Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities tend to have greater price volatility than debt securities.

Non-Diversification. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Small- and Medium-Capitalization Companies. Securities of small- and medium-sized companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. The stocks of small- and medium-sized companies may have returns that vary, sometimes significantly, from the overall stock market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's share price and return will fluctuate with changes in the market value of the Fund's portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. A non-diversified fund's greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund's portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures. For instance, the Morgan Stanley Capital International (MSCI) Emerging Markets Index, calculated with dividends reinvested, captures 60% of the publicly traded equities in each industry for approximately 25 emerging markets. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Updated performance information for the Fund is available on the Van Eck website at vaneck.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance and one or more other performance measures.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A: Annual Total Returns (%) as of 12/31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	+59.06%	2Q ’09
Worst Quarter:	-38.59%	4Q ’08

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	59.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.59%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or Investment Retirement Account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	These returns are shown for one class of shares only; after tax-returns for the other classes may vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fees/Expenses Waived or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	742
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,091
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,464
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,509
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	742
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,091
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,464
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,509
Annual Return 2001	rr_AnnualReturn2001	(27.32%)
Annual Return 2002	rr_AnnualReturn2002	(25.04%)
Annual Return 2003	rr_AnnualReturn2003	75.05%
Annual Return 2004	rr_AnnualReturn2004	19.79%
Annual Return 2005	rr_AnnualReturn2005	29.77%
Annual Return 2006	rr_AnnualReturn2006	38.98%
Annual Return 2007	rr_AnnualReturn2007	35.66%
Annual Return 2008	rr_AnnualReturn2008	(68.12%)
Annual Return 2009	rr_AnnualReturn2009	120.37%
Annual Return 2010	rr_AnnualReturn2010	28.17%
1 Year	rr_AverageAnnualReturnYear01	20.83%
5 Years	rr_AverageAnnualReturnYear05	9.85%
10 Years	rr_AverageAnnualReturnYear10	9.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 1993
Emerging Markets Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.72%	[2]
5 Years	rr_AverageAnnualReturnYear05	8.46%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.91%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Emerging Markets Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.54%	[2]
5 Years	rr_AverageAnnualReturnYear05	7.98%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.48%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Emerging Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%
Fees/Expenses Waived or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	353
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	801
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,375
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,936
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	801
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,375
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,936
1 Year	rr_AverageAnnualReturnYear01	26.16%
5 Years	rr_AverageAnnualReturnYear05	10.36%
Since Inception	rr_AverageAnnualReturnSinceInception	15.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2003
Emerging Markets Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fees/Expenses Waived or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	603
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,105
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,488
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	603
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,105
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,488
1 Year	rr_AverageAnnualReturnYear01	28.75%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
Emerging Markets Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fees/Expenses Waived or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	936
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,038
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	542
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	936
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,038
Since Inception	rr_AverageAnnualReturnSinceInception	21.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2010
Emerging Markets Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.20%
5 Years	rr_AverageAnnualReturnYear05	13.10%
10 Years	rr_AverageAnnualReturnYear10	16.21%
Global Hard Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least  $25,000, in the aggregate, in Classes A and C of the Van Eck Funds. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section of the Fund’s prospectus and in the “Availability of Discounts” and “Breakpoint Linkage Rules for Discounts” sections of the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least $25,000, in the aggregate, in Classes A and C of the Van Eck Funds. More information about these and other discounts is available from your financial professional and in the "Shareholder Information" section of the Fund's prospectus and in the "Availability of Discounts" and "Breakpoint Linkage Rules for Discounts" sections of the Fund's SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its net assets in securities of “hard asset” companies and instruments that derive their value from “hard assets”. Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a company that derives, directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets. The Fund concentrates its investments in the securities of hard assets companies and instruments that derive their value from hard assets. The Fund is considered to be “non-diversified” which means that it may invest in fewer securities than a “diversified” fund.

The Fund may invest without limitation in any one hard asset sector and is not required to invest any portion of its assets in any one hard asset sector. The Fund may invest in securities of companies located anywhere in the world, including the U.S. Under ordinary circumstances, the Fund will invest in securities of issuers from a number of different countries, and may invest any amount of its assets in emerging markets. The Fund may invest in securities of companies of any capitalization range. Utilizing qualitative and quantitative measures, the Fund’s investment management team selects equity securities of companies that it believes represent value opportunities and/or that have growth potential. Candidates for the Fund’s portfolio are evaluated based on their relative desirability using a wide range of criteria and are regularly reviewed to ensure that they continue to offer absolute and relative desirability.

The Fund may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure to hard assets, hard asset companies and other assets. The Fund may enter into foreign currency transactions to attempt to moderate the effect of currency fluctuations. The Fund may write covered call options on portfolio securities to the extent that the value of all securities with respect to which covered calls are written does not exceed 10% of the Fund’s net asset value. The Fund may also invest up to 20% of its net assets in securities issued by other investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in money market funds, but these investments are not subject to this limitation. The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

Commodities and Commodity-Linked Derivatives. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject a Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions and over the counter instruments may be illiquid.

Direct Investments. Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Emerging Markets Securities. Emerging markets securities typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade.

Foreign Currency Transactions. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. These fluctuations can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself.

Foreign Securities. Foreign investments are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

Hard Assets Sectors. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Fund may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the hard assets sectors (such as the energy, metals and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

Investments in Other Investment Companies. A Fund’s investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Market. Market risk refers to the risk that the market prices of securities that a Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities tend to have greater price volatility than debt securities.

Non-Diversification. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Small- and Medium-Capitalization Companies. Securities of small- and medium-sized companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. The stocks of small- and medium-sized companies may have returns that vary, sometimes significantly, from the overall stock market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's share price and return will fluctuate with changes in the market value of the Fund's portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. A non-diversified fund's greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund's portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures. For instance, the S&P North American Natural Resources Sector Index includes mining, energy, paper and forest products, and plantation-owning companies. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Updated performance information for the Fund is available on the Van Eck website at vaneck.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance and one or more other performance measures.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A: Annual Total Returns (%) as of 12/31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	+24.25%	3Q ’05
Worst Quarter:	-35.78%	3Q ’08

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2005
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.78%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or Investment Retirement Account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	These returns are shown for one class of shares only; after tax-returns for the other classes may vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Global Hard Assets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fees/Expenses Waived or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	998
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,308
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,186
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	708
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	998
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,308
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,186
Annual Return 2001	rr_AnnualReturn2001	(8.56%)
Annual Return 2002	rr_AnnualReturn2002	6.77%
Annual Return 2003	rr_AnnualReturn2003	42.44%
Annual Return 2004	rr_AnnualReturn2004	22.87%
Annual Return 2005	rr_AnnualReturn2005	48.72%
Annual Return 2006	rr_AnnualReturn2006	22.86%
Annual Return 2007	rr_AnnualReturn2007	42.62%
Annual Return 2008	rr_AnnualReturn2008	(44.68%)
Annual Return 2009	rr_AnnualReturn2009	52.46%
Annual Return 2010	rr_AnnualReturn2010	28.43%
1 Year	rr_AverageAnnualReturnYear01	21.04%
5 Years	rr_AverageAnnualReturnYear05	12.33%
10 Years	rr_AverageAnnualReturnYear10	16.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 1994
Global Hard Assets Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.86%	[2]
5 Years	rr_AverageAnnualReturnYear05	11.44%	[2]
10 Years	rr_AverageAnnualReturnYear10	15.89%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Global Hard Assets Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.67%	[2]
5 Years	rr_AverageAnnualReturnYear05	10.42%	[2]
10 Years	rr_AverageAnnualReturnYear10	14.69%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Global Hard Assets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Fees/Expenses Waived or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	319
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	676
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,493
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	676
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,493
1 Year	rr_AverageAnnualReturnYear01	26.44%
5 Years	rr_AverageAnnualReturnYear05	12.81%
10 Years	rr_AverageAnnualReturnYear10	16.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 1994
Global Hard Assets Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fees/Expenses Waived or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	330
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	575
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,279
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	330
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	575
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,279
1 Year	rr_AverageAnnualReturnYear01	28.93%
Since Inception	rr_AverageAnnualReturnSinceInception	10.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Global Hard Assets Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fees/Expenses Waived or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	350
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	606
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,340
Since Inception	rr_AverageAnnualReturnSinceInception	20.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2010
Global Hard Assets Fund | S&P��North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.88%
5 Years	rr_AverageAnnualReturnYear05	8.98%
10 Years	rr_AverageAnnualReturnYear10	9.94%
Global Hard Assets Fund | S&P��500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
International Investors Gold Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The International Investors Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least  $25,000, in the aggregate, in Classes A and C of the Van Eck Funds. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section of the Fund’s prospectus and in the “Availability of Discounts” and “Breakpoint Linkage Rules for Discounts” sections of the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least $25,000, in the aggregate, in Classes A and C of the Van Eck Funds. More information about these and other discounts is available from your financial professional and in the "Shareholder Information" section of the Fund's prospectus and in the "Availability of Discounts" and "Breakpoint Linkage Rules for Discounts" sections of the Fund's SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies principally engaged in gold-related activities, instruments that derive their value from gold, gold coins and bullion. A company principally engaged in gold-related activities is one that derives at least 50% of its revenues from gold-related activities, including the exploration, mining or processing of or dealing in gold. The Fund concentrates its investments in the gold-mining industry and therefore invests 25% or more of its total assets in such industry. The Fund is considered to be “non-diversified” which means that it may invest in fewer securities than a “diversified” fund.

The Fund invests in securities of companies with economic ties to countries throughout the world, including the U.S. Under ordinary circumstances, the Fund will invest in securities of issuers from a number of different countries. The Fund may invest in securities of companies of any capitalization range. The Fund primarily invests in companies that the portfolio manager believes represent value opportunities and/or that have growth potential within their market niche, through their ability to increase production capacity at reasonable cost or make gold discoveries around the world. The portfolio manager utilizes both a macro-economic examination of gold market themes and a fundamental analysis of prospective companies in the search for value and growth opportunities.

The Fund may invest up to 12.5% of its net assets, as of the date of the investment, in gold and silver coins, as well as gold, silver, platinum and palladium bullion. The Fund’s investments in coins and bullion will not earn income, and the sole source of return to the Fund from these investments will be from gains or losses realized on the sale of such investments.

The Fund may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure. The Fund may invest up to 20% of its net assets in securities issued by other investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in money market funds, but these investments are not subject to this limitation. The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

Commodities and Commodity-Linked Derivatives. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject a Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Concentration in Gold-Mining Industry. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Fund may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry. Fluctuations in the price of gold often dramatically affect the profitability of companies in the gold industry.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions and over the counter instruments may be illiquid.

Direct Investments. Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Emerging Markets Securities. Emerging markets securities typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade.

Foreign Currency Transactions. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. These fluctuations can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself.

Foreign Securities. Foreign investments are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

Investments in Other Investment Companies. A Fund’s investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Market. Market risk refers to the risk that the market prices of securities that a Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities tend to have greater price volatility than debt securities.

Non-Diversification. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Small- and Medium-Capitalization Companies. Securities of small- and medium-sized companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. The stocks of small- and medium-sized companies may have returns that vary, sometimes significantly, from the overall stock market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's share price and return will fluctuate with changes in the market value of the Fund's portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. A non-diversified fund's greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund's portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures. For instance, the NYSE Arca Gold Miners (GDM) Index is a modified market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold. The GDM Index has only been calculated in real time by an independent calculation agent since October 7, 2004. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. During the 12-month period ended December 31, 2008, the performance of the Class I shares of the Fund was materially affected by significant redemptions of Class I shares during that period. Updated performance information for the Fund is available on the Van Eck website at vaneck.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance and one or more other performance measures.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A: Annual Total Returns (%) as of 12/31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	+44.96%	1Q ’02
Worst Quarter:	-31.82%	3Q ’08

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.82%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or Investment Retirement Account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	These returns are shown for one class of shares only; after tax-returns for the other classes may vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
International Investors Gold Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	949
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,222
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,999
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	695
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	949
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,222
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,999
Annual Return 2001	rr_AnnualReturn2001	20.74%
Annual Return 2002	rr_AnnualReturn2002	90.48%
Annual Return 2003	rr_AnnualReturn2003	44.25%
Annual Return 2004	rr_AnnualReturn2004	(7.73%)
Annual Return 2005	rr_AnnualReturn2005	35.62%
Annual Return 2006	rr_AnnualReturn2006	45.23%
Annual Return 2007	rr_AnnualReturn2007	27.41%
Annual Return 2008	rr_AnnualReturn2008	(29.03%)
Annual Return 2009	rr_AnnualReturn2009	63.75%
Annual Return 2010	rr_AnnualReturn2010	50.99%
1 Year	rr_AverageAnnualReturnYear01	42.34%
5 Years	rr_AverageAnnualReturnYear05	25.08%
10 Years	rr_AverageAnnualReturnYear10	28.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 10, 1956
International Investors Gold Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.13%	[2]
5 Years	rr_AverageAnnualReturnYear05	22.07%	[2]
10 Years	rr_AverageAnnualReturnYear10	26.26%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
International Investors Gold Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.94%	[2]
5 Years	rr_AverageAnnualReturnYear05	20.56%	[2]
10 Years	rr_AverageAnnualReturnYear10	25.07%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
International Investors Gold Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,052
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,275
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	612
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,052
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,275
1 Year	rr_AverageAnnualReturnYear01	48.89%
5 Years	rr_AverageAnnualReturnYear05	25.65%
Since Inception	rr_AverageAnnualReturnSinceInception	24.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2003
International Investors Gold Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	322
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	558
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,236
1 Year	rr_AverageAnnualReturnYear01	51.47%
Since Inception	rr_AverageAnnualReturnSinceInception	29.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2006
International Investors Gold Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	113
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	353
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	612
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,352
Since Inception	rr_AverageAnnualReturnSinceInception	32.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2010
International Investors Gold Fund | NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.75%
5 Years	rr_AverageAnnualReturnYear05	14.65%
International Investors Gold Fund | S&P�� 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Multi-Manager Alternatives Fund seeks to achieve consistent absolute (positive) returns in various market cycles.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least  $25,000, in the aggregate, in Classes A and C of the Van Eck Funds. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section of the Fund’s prospectus and in the “Availability of Discounts” and “Breakpoint Linkage Rules for Discounts” sections of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 275% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	275.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least $25,000, in the aggregate, in Classes A and C of the Van Eck Funds. More information about these and other discounts is available from your financial professional and in the "Shareholder Information" section of the Fund's prospectus and in the "Availability of Discounts" and "Breakpoint Linkage Rules for Discounts" sections of the Fund's Statement of Additional Information ("SAI").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by allocating its assets among (i) investment sub-advisers (the “Sub-Advisers”, also referred to as “managers”) with experience in managing alternative or non-traditional investment strategies, and (ii) affiliated and unaffiliated funds, including open end and closed end funds and exchange-traded funds (“ETFs”), which employ a variety of investment strategies (collectively, the “Underlying Funds”). The Fund is considered to be “non-diversified” which means that it may invest in fewer securities than a “diversified” fund.

The main strategies that may be employed by the Sub-Advisers and the Underlying Funds include:

DIRECTIONAL AND TACTICAL STRATEGIES

Directional and tactical strategies seek to exploit broad market trends in equities, interest rates or commodity prices. These strategies may include:

Long/Short Equity: A long/short strategy seeks to invest in securities believed to be undervalued or offer high growth opportunities while also attempting to reduce overall market risk or take advantage of an anticipated decline in the price of an overvalued company or index by using short sales or options on common stocks or indexes to hedge risk. This strategy may also use derivatives, including options, financial futures and options on futures. Long and short positions may not be invested in equal dollars and, as such, may not seek to neutralize general market risks.

Long-Only: A long-only strategy seeks to invest in stocks that are believed to have appreciation potential. This strategy may concentrate in certain markets, industries or geographical areas. This strategy is primarily managed for absolute return and to assess risk and opportunity on an absolute, not an index-relative basis.

Short-Only: A short-only strategy seeks to identify securities that are expected to depreciate in value. In a short sale, the Fund borrows an equity security from a broker, and then sells it. If the value of the security goes down, the Fund can buy it back in the market and return it to the broker, making a profit. This strategy may be employed to hedge or offset long-only equity strategies of similar size in assets and volatility.

Long/Short Credit & Fixed Income: A long/short credit strategy combines long and short positions in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including high yield (junk bonds) and Treasury Inflation-Protected Securities (“TIPS”), ETFs and emerging market debt. This strategy may invest in mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and other mortgage related securities. The strategy may focus on short positions by utilizing instruments to anticipate the decline in the price of an overvalued security or type of security. Such hedging instruments could include individual bonds or related stocks, futures contracts or other instruments.

Global Macro and Emerging Markets: A global macro and emerging markets strategy seek to profit from directional changes in currencies, stock markets, commodity prices and market volatility. This strategy may utilize positions held through individual securities, ETFs, derivative contracts, swaps or other financial instruments linked to major market, sector or country indices, fixed income securities, currencies and commodities. This strategy may invest in a limited number of securities, issuers, industries or countries which may result in higher volatility.

Managed Futures: A managed futures strategy seeks to preserve capital through capturing opportunities in various futures markets. This strategy typically includes long positions in the futures that are showing strong upward momentum and short positions in the futures that are in a downward trend. This strategy may provide different exposures to many markets and thus offer low correlations with traditional stock and bond markets.

EVENT-DRIVEN STRATEGIES

Event-driven strategies seek to benefit from price movements caused by anticipated corporate events, such as mergers, acquisitions, spin-offs or other special situations. These strategies may include:

Distressed Securities: Investing in the securities of issuers in financial distress based upon the expectations of the manager as to whether a turnaround may materialize.

Special Situations: Investing in the securities of issuers based upon the expectations of the manager as to whether the price of such securities may change in the short term due to a special situation, such as a stock buy-back, spin-off, bond upgrade or a positive earnings report.

Merger Arbitrage: Seeking to exploit price differentials in the shares of companies that are involved in announced corporate events, such as mergers, by assessing the likelihood that such events will be consummated as proposed.

ARBITRAGE STRATEGIES

Arbitrage strategies seek to exploit price differences in identical, related or similar securities on different markets or in different forms so as to minimize overall market risk. These strategies may include:

Fixed Income or Interest Rate Arbitrage: Buying and shorting different debt securities and/or futures contracts, including interest rate swap arbitrage, U.S. and non-U.S. bond arbitrage.

Convertible Arbitrage: Seeking to exploit price differentials in the convertible bond markets by buying the convertible bond, and shorting the common stock, of the same company.

Pairs Trading: Certain securities, often competitors in the same sector, are sometimes correlated in their day-to-day price movements. If the performance link breaks down, i.e., one stock trades up while the other traded down, a manager may sell the outperforming stock and buy the underperforming one, based on the assumption that the “spread” between the two would eventually converge. This may help to hedge against market and sector risk.

Equity Market Neutral: A market neutral strategy combines long and short equity positions to seek to keep its exposure to overall market risk very low. Such strategies take long positions in those securities believed to have attractive appreciation potential and short positions in those securities believed to have depreciation potential. This strategy is typically constructed to attempt to be beta-neutral and attempts to control one or more industry, sector, market capitalization or other potential market bias exposure.

ALLOCATION OF FUND ASSETS

The Adviser determines the allocation of the Fund’s assets among the various Sub-Advisers and Underlying Funds. In selecting and weighting investment options, the Adviser seeks to identify Sub-Advisers and Underlying Funds which, based on their investment styles and historical performance, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. This is referred to as “low correlation.” The degree of correlation of any given investment strategy of a Sub-Adviser or an Underlying Fund will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors, and some Sub-Advisers and Underlying Funds will have a greater degree of correlation with each other and with the market than others.

By allocating its assets among a number of investment options, the Fund seeks to achieve diversification, less risk and lower volatility than if the Fund utilized a single manager or a single strategy approach. The Fund is not required to invest with any minimum number of Sub-Advisers or Underlying Funds, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser, investment strategy or market sector. The Adviser may change the allocation of the Fund’s assets among the available investment options, and may add or remove Sub-Advisers, at any time. For a variety of reasons, including capacity and regulatory limitations, not all the Sub-Advisers may be available to the Fund if it chooses to use them in the future.

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement.

The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without seeking shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new Sub-Adviser within 90 days of the hiring of the new Sub-Adviser.

Currently, the Adviser has entered into sub-advisory agreements with the following six Sub-Advisers with respect to the Fund. Below is a description of each Sub-Adviser’s investment style. The Fund may select a variation of these strategies or another strategy offered by the Sub-Advisers.

■	Dix Hills Partners, LLC employs a long/short fixed income strategy focusing on Treasury bonds of various maturities.

■	Lazard Asset Management LLC employs a global asset allocation strategy.

■	Martingale Asset Management, L.P. employs a long/short equity strategy.

■	Medley Credit Strategies, LLC employs a fundamental long/short fixed income strategy.

■	PanAgora Asset Management, Inc. employs a quantitative fixed income long/short strategy.

■	Primary Funds, LLC employs a long/short low volatility equity strategy.

As of the date of this Prospectus, the Fund’s assets which have been allocated to Sub-Advisers are allocated among, Dix Hills Partners, LLC, Medley Credit Strategies, LLC and Primary Funds, LLC.

Each Underlying Fund invests its assets in accordance with its investment strategy. The Fund may invest in Underlying Funds in excess of the limitations under the Investment Company Act of 1940, as amended (the “1940 Act”), pursuant to either an exemptive order obtained by the Fund and the Adviser from the SEC or an exemptive order obtained by an Underlying Fund from the SEC and consistent with the conditions specified in such order.

Investments in the securities of Underlying Funds involve duplication of advisory fees and certain other expenses. By investing in an Underlying Fund, the Fund becomes a shareholder of that Underlying Fund. As a result, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Underlying Fund, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. To minimize the duplication of fees, the Adviser has agreed to waive the management fee it charges to the Fund by any amount it collects as a management fee from an Underlying Fund managed by the Adviser, as a result of an investment of the Fund’s assets in such Underlying Fund.

In addition to Sub-Advisers and Underlying Funds, the Fund may invest indirectly in strategies or managers through securities, funds, notes, certificates, options, swaps or other derivative instruments, including instruments indexed to baskets of underlying funds.

The Fund’s assets will be primarily invested in common stock, convertible or non-convertible preferred stock, and fixed-income securities of U.S. and foreign governments, semi-government, their agencies and instrumentalities, non-governmental organizations, supra-national organizations and companies, including those in or that have operations in emerging markets.

The Fund may invest in foreign securities, depositary receipts and shares relating to foreign securities. The Fund may also invest in rights, warrants, forward, futures and options contracts and other derivative securities; and enter into equity, interest rate, index and currency rate swap agreements.

In addition, the Fund may invest in funds that seek to track investable hedge fund indices; directly and indirectly in commodities; make direct investments in equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; and invest in securities of companies in initial public offerings.

A portion of the Fund’s assets may be invested in cash, cash equivalents, or in money market funds.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

The Fund uses one or more investment strategies in seeking its investment objective. Such strategies may involve investing in a variety of different instruments and using certain techniques that are subject to the risks set forth below.

Arbitrage Trading. The underlying relationships between securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses.

Below Investment Grade Securities. Below investment grade securities (sometimes referred to as “junk bonds”) are more speculative than higher-rated securities. These securities have a much greater risk of default and may be more volatile than higher-rated securities of similar maturity. These securities may be less liquid and more difficult to value than higher-rated securities.

Convertible Securities. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

Debt Securities. Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions and over the counter instruments may be illiquid.

Directional and Tactical Trading. Directional and tactical trading involves the risk that the investment decisions made by the Sub-Adviser in using this strategy may prove to be incorrect, may not produce the returns expected by the Sub-Adviser and may cause the Fund’s shares to lose value.

Emerging Markets Securities. Emerging markets securities typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade.

Event-Driven Trading. Event-driven trading involves the risk that the special situation may not occur as anticipated and that this has a negative impact upon the market price of a stock.

Foreign Securities. Foreign investments are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

Investments in Underlying Funds. The Fund’s investment in an Underlying Fund may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the Underlying Fund’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Market. Market risk refers to the risk that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities tend to have greater price volatility than debt securities.

Mortgage- and Asset-Backed Securities. The value of the Fund’s mortgage- and asset-backed securities may be affected by, among other things, changes in: interest rates, the creditworthiness of the entities that provide credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage- and asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity. In addition, rising or high interest rates tend to extend the duration of mortgage- and asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

Multiple Investment Sub-Advisers. The Sub-Advisers make their trading decisions independently, and, as a result, it is possible that one or more Sub-Advisers may take positions in the same security or purchase/sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses to the Fund. Each Sub-Adviser uses a particular style or set of styles to select investments for the Fund. Those styles may be out of favor or may not produce the best results over the investment time periods.

Non-Diversification. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Preferred Stocks. Unlike interest payments on debt securities, dividend payments on a preferred stock typically must be declared by the issuer’s board of directors. In addition, in the event an issuer of preferred stock experiences economic difficulties, the issuer’s preferred stock may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the preferred stock may be subordinated to other securities of the same issuer.

Repurchase Agreements. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Short Sales. If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses and increase the volatility of returns.

The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

Sub-Adviser Allocation. The success of the Fund’s investment strategy depends on, among other things, both the Adviser’s skill in selecting Sub-Advisers and allocating assets to those Sub-Advisers and on a Sub-Adviser’s skill in executing the relevant strategy and selecting investments for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's share price and return will fluctuate with changes in the market value of the Fund's portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. A non-diversified fund's greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund's portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures. For instance, the HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe and is comprised of eight strategies: convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted in the index based on the distribution of assets in the hedge fund industry. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Updated performance information for the Fund is available on the Van Eck website at vaneck.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance and one or more other performance measures.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A: Annual Total Returns (%) as of 12/31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	+2.55%	3Q ’10
Worst Quarter:	-0.66%	2Q ’10

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.66%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or Investment Retirement Account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	These returns are shown for one class of shares only; after tax-returns for the other classes may vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Multi-Manager Alternatives Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.32%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.27%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.37%
Fees/Expenses Waived or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	340
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,036
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,658
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	340
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,036
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,755
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,658
Annual Return 2010	rr_AnnualReturn2010	4.56%
1 Year	rr_AverageAnnualReturnYear01	(1.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2009
Multi-Manager Alternatives Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.90%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.35%)	[2]
Multi-Manager Alternatives Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.94%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.21%)	[2]
Multi-Manager Alternatives Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.32%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.27%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.13%
Fees/Expenses Waived or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	954
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,629
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,430
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	303
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	954
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,629
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,430
1 Year	rr_AverageAnnualReturnYear01	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2009
Multi-Manager Alternatives Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.32%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.30%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.06%
Fees/Expenses Waived or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	945
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,374
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	309
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	945
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,606
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,374
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2010
Multi-Manager Alternatives Fund | HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.19%
Multi-Manager Alternatives Fund | S&P�� 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Van Eck CM Commodity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CM Commodity Index Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least  $25,000, in the aggregate, in Classes A and C of the Van Eck Funds. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section of the Fund’s prospectus and in the “Availability of Discounts” and “Breakpoint Linkage Rules for Discounts” sections of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least $25,000, in the aggregate, in Classes A and C of the Van Eck Funds. More information about these and other discounts is available from your financial professional and in the "Shareholder Information" section of the Fund's prospectus and in the "Availability of Discounts" and "Breakpoint Linkage Rules for Discounts" sections of the Fund's Statement of Additional Information ("SAI").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in instruments that derive their value from the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index (the “CMCI”), as described below, and in bonds, debt securities and other fixed income instruments (“Fixed Income Instruments”) issued by various U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets, as represented by the CMCI and its constituents. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked derivative is a derivative instrument whose value is linked to the movement of a commodity, commodity index, commodity option or futures contract. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

The CMCI is a rules-based, composite benchmark index diversified across 23 commodities from the following five sectors: energy, precious metals, industrial metals, agriculture and livestock. The CMCI is comprised of futures contracts with maturities ranging from around three months to over three years for each commodity, depending on liquidity. The overall return of the CMCI reflects a combination of (i) the returns on the futures contracts comprising the CMCI; and (ii) the daily fixed-income return that would be earned on a hypothetical portfolio of 91-day U.S. Treasury bills theoretically deposited as margin for the hypothetical positions in the futures contracts comprising the CMCI. The selection and relative weightings of the components of the CMCI are designed to reflect the economic significance and market liquidity of each commodity, as determined based on global economic data, consumption data, commodity futures prices, open interest and volume data. The maturity of each commodity component in the CMCI remains fixed at a predefined time interval at all times by means of a continuous rolling process, in which a weighted percentage of shorter dated contracts for each commodity are swapped for longer dated contracts on a daily basis. The CMCI is rebalanced monthly back to the target weightings of the commodity components of the CMCI and the target weightings of all commodity components are revised twice per year. A more detailed description of the CMCI is contained in Appendix A to the prospectus.

The Fund will seek to track the returns of the CMCI by entering into swap contracts and commodity index-linked notes with one or more counterparties, which contracts and notes will rise and fall in value in response to changes in the value of the CMCI. As of the date of this prospectus, UBS was the only available counterparty with which the Fund may enter into such swap contracts on the CMCI. The Fund may enter into such contracts and notes directly or indirectly through a wholly-owned subsidiary of the Fund (the “Subsidiary”). Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices (such as the CMCI). These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The Fund may also seek to gain exposure to the individual commodity components of the CMCI by investing in futures contracts that comprise the CMCI, either directly or indirectly through the Subsidiary.

For tax reasons, it may be advantageous for the Fund to create and maintain its exposure to the commodity markets, in whole or in part, by investing in the Subsidiary. The Subsidiary has the same investment objective as the Fund and the portfolio of the Subsidiary is managed by the Adviser for the exclusive benefit of the Fund. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments including futures. The Fund may invest up to 25% of its assets in the Subsidiary.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to commodity indices, such as the CMCI, and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over- weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations may be the result of temporary market fluctuations, and under normal circumstances, the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund’s net assets. To the extent the CMCI is concentrated in a particular industry (or one or more commodities that comprise an industry) the Fund will necessarily be concentrated in that industry.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The average duration of the portfolio of Fixed Income Instruments will vary based on interest rates and, under normal market conditions, is not expected to exceed five years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The Fund will invest primarily in securities of the U.S. Government and its agencies and investment grade bonds of private issuers rated Baa or higher or, if unrated, determined by the Adviser to be of comparable quality. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls, repurchase agreements or reverse repurchase agreements). The Fund may also invest, without limitation, in money market funds.

The Adviser may hire and terminate sub-advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without seeking shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new sub-adviser within 90 days of the hiring of the new sub-adviser. Currently, the Adviser has not hired a sub-adviser to assist with the portfolio management of the Fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

Commodities and Commodity-Linked Derivatives. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism, natural disasters and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Counterparty. A loss may be sustained as a result of the failure of another party to a contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with a contract’s terms. The Fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and as of the date of this prospectus, UBS was the only available counterparty with which the Fund may enter into such swap contracts on the CMCI. The Fund may invest in commodity- linked structured notes issued by a limited number of issuers that will act as counterparties. The Fund’s use of one or a limited number of counterparties and its investments in commodity-linked structured notes issued by only a limited number of issuers increases the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Debt Securities. Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Derivatives. The use of swap agreements, options, futures contracts and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions and over the counter instruments may be illiquid.

Industry Concentration. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Fund may be susceptible to financial, economic, political or market events, as well as government regulation, impacting a particular industry.

Market. Market risk refers to the risk that the market prices of securities, commodities and related instruments that the Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities and commodities tend to have greater price volatility than debt securities.

Non-Diversification. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Regulatory. Changes in the laws or regulations of the United States or the Cayman Islands could affect the operations of the Fund or the Subsidiary and impair the ability of the Fund to achieve its investment objective. For example, the U.S. Commodity Futures Trading Commission (“CFTC”) recently proposed amendments to existing regulations that, if adopted as proposed, would subject the Fund’s activities involving investments in futures contracts and similar instruments to regulation by the CFTC.

Repurchase and Reverse Repurchase Agreements. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold. A reverse repurchase agreement involves the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Subsidiary. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There is no guarantee that the investment objective of the Subsidiary will be achieved.

Tracking Error. The Fund’s return may not match the return of the CMCI due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's share price and return will fluctuate with changes in the market value of the Fund's portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. A non-diversified fund's greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund's portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on December 31, 2010. Accordingly, the Fund does not have a full calendar year of performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on December 31, 2010. Accordingly, the Fund does not have a full calendar year of performance.
Van Eck CM Commodity Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fees/Expenses Waived or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	666
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	975
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	666
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	975
Van Eck CM Commodity Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fees/Expenses Waived or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	279
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	279
Van Eck CM Commodity Index Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fees/Expenses Waived or Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	346

[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 1.95% for Class A, 2.50% for Class C, 1.25% for Class I, and 1.70% for Class Y of the Fund's average daily net assets per year until May 1, 2012. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
[2]	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after tax-returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or Investment Retirement Account.
[3]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 1.38% for Class A, 2.20% for Class C, 1.00% for Class I, and 1.13% for Class Y of the Fund's average daily net assets per year until May 1, 2012. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
[4]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 2.40% for Class A, 1.95% for Class I, and 2.00% for Class Y of the Fund's average daily net assets per year until May 1, 2012. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
[5]	Other expenses are based on estimated amounts for the current fiscal year.
[6]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 0.95% for Class A, 0.65% for Class I, and 0.70% for Class Y of the Fund's average daily net assets per year until May 1, 2012. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.